Expense Example - BlackRock Large Cap Focus Growth V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,095
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	$ 1,385